INCOME TAXES (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Income Tax [Line Items]
Applicable tax rate		27.00%	27.00%	27.00%	25.50%
Unused tax losses for which no deferred tax asset recognised		$ 550,551		$ 368,938
Income tax relating to cash flow hedges included in other comprehensive income		$ (1,686)		$ 4,474	$ 5,917
CHILE
Disclosure Of Income Tax [Line Items]
Applicable tax rate		27.00%	27.00%
ARGENTINA
Disclosure Of Income Tax [Line Items]
Applicable tax rate	25.00%	30.00%	30.00%	35.00%
Effect of Special Tax		$ 2,053	$ 122,835,595
Increase Decrease deferred tax liabilities		$ 12,629
BRAZIL
Disclosure Of Income Tax [Line Items]
Applicable tax rate		34.00%	34.00%
URUGUAY
Disclosure Of Income Tax [Line Items]
Applicable tax rate		25.00%	25.00%
UNITED STATES
Disclosure Of Income Tax [Line Items]
Applicable tax rate		21.00%	21.00%
URUGUAY - UNITED STATES [Member]
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 188,474		$ 183,162